Above / Below market acquired charters (Tables)	12 Months Ended
Dec. 31, 2022
Above Below Market Acquired Charters
Above / Below market acquired time charters (Table)

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2021	$34,579	$—
Additions	23,975	(17,305)
(Amortization) / accretion	(9,949)	2,662
Carrying amount as at December 31, 2021	$48,605	$(14,643)
(Amortization) / accretion	(16,285)	4,275
Carrying amount as at December 31, 2022	$32,320	$(10,368)

Above / Below market acquired time charters - Amortization Schedule (Table)
For the year ending December 31,	Above market acquired charters	Below market acquired charters
2023	$15,407	$(4,275)
2024	11,301	(4,287)
2025	3,935	(1,806)
2026	1,677	—
Total	$32,320	$(10,368)